Unaudited Interim Condensed Consolidated Balance Sheets - CHF (SFr)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	SFr 2,300,994	SFr 3,341,738
Other financial assets	6,994	6,496
Trade and other receivables	38,439	15,513
Prepayments	251,079	169,649
Other short-term assets	60,074	7,967
Total current assets	2,657,580	3,541,363
Non-current assets
Right-of-use assets	37,555	41,578
Equipment	919	1,131
Non-current financial assets	7,086	7,089
Investment accounted for using the equity method	5,007,846	7,087,142
Financial assets at fair value through Other Comprehensive Income	285,962
Derivative financial instruments	509,067
Total non-current assets	5,848,435	7,136,940
Total assets	8,506,015	10,678,303
Current liabilities
Current lease liabilities	7,491	7,306
Payables and accruals	1,142,955	794,787
Total current liabilities	1,150,446	802,093
Non-current liabilities
Non-current lease liabilities	30,896	34,688
Retirement benefits obligations	111,947	164,251
Total non-current liabilities	142,843	198,939
Equity
Share capital	1,843,545	1,843,545
Share premium	266,938,008	266,382,670
Other equity	64,620,223	64,620,223
Treasury shares reserve	(738,489)	(869,708)
Other reserves	31,225,922	31,062,996
Accumulated deficit	(356,676,483)	(353,362,455)
Total equity	7,212,726	9,677,271
Total liabilities and equity	SFr 8,506,015	SFr 10,678,303